Subsequent issue of shares of Common Stock (Details)	Dec. 31, 2015 shares
Subsequent issue of shares of Common Stock
Subsequent issue of shares of Common Stock for accrued compensation	1,663,186
Subsequent issue of shares of Common Stock for accrued liability for legal services	2,147,273
Subsequent issue of shares of Common Stock for Compensation for mining services	11,200,000
Subsequent issue of shares of Common Stock for Notes payable conversion	7,272,728
Subsequent issue of shares of Common Stock (Total shares)	22,283,187